BNY Mellon Large Cap Securities Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6%
Banks — 6.3%
Bank of America Corp.	564,607	27,524,591
Fifth Third Bancorp	348,889	16,209,383
First Horizon Corp.	1,634,309	37,196,873
JPMorgan Chase & Co.	187,760	55,231,482
		136,162,329
Capital Goods — 13.5%
AMETEK, Inc.	189,207	40,558,412
Axon Enterprise, Inc.(a)	45,087	19,147,998
Carrier Global Corp.	338,857	19,081,038
Dover Corp.	100,704	20,991,749
GE Vernova, Inc.	53,402	46,614,606
Howmet Aerospace, Inc.	174,187	40,143,136
Hubbell, Inc.	79,730	39,126,700
Ingersoll Rand, Inc.	468,544	37,539,745
Trane Technologies PLC	63,428	26,432,985
		289,636,369
Consumer Discretionary Distribution & Retail — 7.9%
Amazon.com, Inc.(a)	524,692	109,277,603
Chewy, Inc., Cl. A(a)	890,969	24,056,163
The TJX Companies, Inc.	229,264	36,613,461
		169,947,227
Consumer Staples Distribution & Retail — 2.7%
Walmart, Inc.	459,523	57,109,519
Energy — 3.3%
Diamondback Energy, Inc.	98,552	19,492,600
EQT Corp.	442,615	28,168,019
Phillips 66	127,982	23,315,761
		70,976,380
Financial Services — 5.9%
CME Group, Inc.	101,260	29,907,141
Mastercard, Inc., Cl. A	83,999	41,970,940
The Goldman Sachs Group, Inc.	65,728	55,605,231
		127,483,312
Health Care Equipment & Services — 4.6%
Alcon AG	229,829	17,317,615
Boston Scientific Corp.(a)	210,134	13,185,909
Edwards Lifesciences Corp.(a)	235,612	18,867,809
IDEXX Laboratories, Inc.(a)	37,134	20,865,223
UnitedHealth Group, Inc.	106,452	28,804,847
		99,041,403
Household & Personal Products — .9%
The Estee Lauder Companies, Inc., Cl. A	265,470	19,052,782
Insurance — 2.5%
Aon PLC, Cl. A	78,230	25,251,079
Assurant, Inc.	130,061	28,328,587
		53,579,666
Materials — 1.0%
International Paper Co.	598,316	21,359,881

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.6% (continued)
Media & Entertainment — 10.3%
Alphabet, Inc., Cl. C	452,463	129,793,536
Meta Platforms, Inc., Cl. A	120,618	69,009,176
Netflix, Inc.(a)	230,045	22,118,827
		220,921,539
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
Gilead Sciences, Inc.	252,456	35,184,793
Insmed, Inc.(a)	116,368	19,028,495
Johnson & Johnson	204,960	50,100,422
Thermo Fisher Scientific, Inc.	56,845	27,941,023
		132,254,733
Semiconductors & Semiconductor Equipment — 15.4%
Micron Technology, Inc.	123,776	41,816,484
NVIDIA Corp.	1,239,838	216,227,747
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,659	32,327,959
Texas Instruments, Inc.	207,744	40,331,420
		330,703,610
Software & Services — 10.6%
CrowdStrike Holdings, Inc., Cl. A(a)	51,551	20,126,026
Intuit, Inc.	51,167	22,123,587
Microsoft Corp.	346,714	128,343,121
ServiceNow, Inc.(a)	148,643	15,540,626
Shopify, Inc., Cl. A(a)	174,741	20,727,777
Synopsys, Inc.(a)	53,120	21,061,018
		227,922,155
Technology Hardware & Equipment — 6.0%
Apple, Inc.	510,795	129,634,663
Utilities — 2.6%
Constellation Energy Corp.	104,230	29,106,227
Dominion Energy, Inc.	418,573	25,876,183
		54,982,410
Total Equity Securities - Common Stocks (cost $1,150,799,902)		2,140,767,978

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $12,066,446)	3.72	12,066,446	12,066,446
Total Investments (cost $1,162,866,348)		100.2%	2,152,834,424
Liabilities, Less Cash and Receivables		(.2%)	(3,877,948)
Net Assets		100.0%	2,148,956,476

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Large Cap Securities Fund, Inc.
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,140,767,978	—	—	2,140,767,978
Investment Companies	12,066,446	—	—	12,066,446
	2,152,834,424	—	—	2,152,834,424

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At March 31, 2026, accumulated net unrealized appreciation on investments was $989,968,076, consisting of $1,076,507,364 gross unrealized appreciation and $86,539,288 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.